Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,855,000
Previously Paid Amount	0.00
Total Fee Amount	683.39
Total Offset Amount	0.00
Net Fee	683.39
Narrative - Max Aggregate Offering Price	$ 7,855,000
Final Prospectus	true